UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-572-6990
Date of fiscal year end: 09/30
Date of reporting period: 03/31/2011

(a)(2)(i)

(99.302)	Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302)	Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(b)

(99.906)	Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification
EX-99.302CERT
EX-99.906CERT

ITEM 1. REPORTS TO STOCKHOLDERS.

May 27, 2011

Dear Shareholders:

Over this past six months ending 03/31/2011, fear reared its ugly head again throughout the municipal bond world. I think we all could have handled it better psychologically if it had not been the second or third time in as many years that we all had to grit up and face punishing and irrational markets. For some, this time, it was just too much to handle and some investors liquidated their holdings and stepped to the sidelines perhaps never to return. How was it they asked that normally stable munis could be so volatile? Even our fund which is usually more stable than others was down by $0.21 (approximately 2%) per share (based on the NAV) top to bottom.

Some of the impetus for this fear came from comments made by Meredith Whitney, a Wall Street bank analyst, who published a study predicting severe trouble in the municipal markets. This study was given more credence when Meredith appeared on the news program “60 Minutes.” The conclusions of the study have since been largely refuted by various professionals in the industry. For those of you who take your investment advice from “60 Minutes,” be advised. The last time they aired a program of doom and gloom in municipal bonds, I believe, it was 1990. If you had purchased every municipal bond that was available at that time, you would have made a bloody fortune in the years that followed. This is not to say that everything is the same this time or that there are not some troublesome financial challenges ahead for certain municipal entities around the country. A few of these may actually see debt restructurings and rating downgrades, or worse. Despite this, I see the situation as positive. Local entities are finally coming to grips with problems such as unfunded pension liabilities which have existed for the last 20 or 30 years, or more. How can this be a bad thing? Certainly, there will be some pain as de-leveraging occurs but at least financial discipline is beginning to return to public finance.

It is natural, I guess, to try and paint all debtors with the same brush and for analysts to make life simple by making broad generalities of diverse markets but in truth there are scarcely two borrowers that are the same. While they all generally swim in the same ocean of financial tides, some find favorable currents or warmer climates. Maybe they swim faster, are less brightly colored and therefore are less susceptible to predators. The trick is to learn to differentiate among the various choices and to try to pick the winners. This is how we have prospered for the last twenty-five years. There are certain fundamentals upon which one can rely. The basics of municipal finance are intact, they are conservative, time tested and reliable. Further, confidence is returning. Revenues are improved and volume of issuance is low, thereby supporting prices. Excesses in the system are being reduced and we expect income taxes to go up making tax exemption more valuable. And finally, we still have half the fund invested in cash and cash equivalents.

With all that has happened there are now opportunities to put our money to work in beneficial ways and given others reluctance, we may have the pool to ourselves for awhile. The performance statistics comparing us to our competitors for the period might give us an “A” but I grade myself as a “C-” because we lost some of our shareholders in the fray. This is something I deeply regret.

It is interesting to note that recently, taxable munis are among the best statistical performers in 2011. Why is that? It is because foreign buyers are a big part of that market and they see the risk of munis as low and yields as high compared to everything else that is out there. I agree. For best performance, one must consciously resist every human emotion. Buy when you feel like selling and sell when you cannot possibly imagine anything going wrong. This is our strategy.

Thank you, as always, for your support.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board
of Trustees, Interim President, Secretary,
Treasurer and Trustee
Bruce G. Ely, Trustee
James R. Madden, Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2011

Colorado BondShares —	Beginning Account	Ending Account	Expenses Paid	Annualized
A Tax-Exempt Fund	Value 10/01/10	Value 03/31/11	During Period(1)	Expense Ratio

Based on Actual Fund Return	$1,000.00	$999.52	$2.84	0.57%
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.15	$2.87	0.57%

(1)	The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2011

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of March 31, 2011

*Cash & cash equivalents include cash, receivables less liabilities.

**Short-term investments include securities with a maturity date of one year or redemption feature of one year or less, as identified in the Schedule of Investments.

***This category includes 8.4% pre-refunded bonds which are securities that are collateralized by an amount sufficient to pay both principal and interest. Total pre-refunded bonds as of March 31, 2011 were 15.95%.

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments

March 31, 2011 (unaudited)

Face Amount		Value

Colorado Municipal Bonds — 52.8%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,360,672
800,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	648,032
2,157,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	2,575,566
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,405,460
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% – 11.73% due 12/1/2037	5,321,160
1,542,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,474,075
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	904,320
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	670,943
4,385,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,552,859
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	1,947,530
2,025,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2010, 7.50% due 12/1/2039	1,887,948
5,470,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022(b)	6,173,825
3,911,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028(b)	4,485,330
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	399,810
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)(j)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027(e)(i)(j)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(i)(j)	1,104,584
1,665,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	980,552

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	$3,642,174
1,925,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032(b)	2,143,565
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	700,165
3,755,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010(a)(j)	938,750
23,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	19,692,312
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	6,288,139
3,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% to yield 1.57% – 7.50% due 12/1/2027(b)	4,115,803
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,287,289
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	805,903
200,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 8.481% due 12/1/2022	170,852
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	556,572
1,030,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,058,459
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023(c)(h)	5,929,504
31,910,000	Ebert Metropolitan District LTD Tax G.O. Refunding Series 2004A, 8.00% to yield 5.05% due 12/1/2034(b)	38,309,551
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	3,780,200
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	2,976
7,000,000	Fossil Ridge Metropolitan District No. 1 Tax-Supported Revenue Series 2009, 8.50% due 9/1/2039(b)	7,690,690

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
4,465,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	$4,938,067
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,730,880
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	6,563,855
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	795,770
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,292,540
2,500,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,452,825
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	7,514,171
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,280,085
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028(j)	26,521,950
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,186,115
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,172,921
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,128,939
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% to yield 7.075% due 6/1/2043	74,438
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% to yield 7.075% due 6/1/2043	572,600
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043(e)(j)	40
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	723,800
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,258,011
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% due 12/1/2035	676,269
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	448,500

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	$3,714,033
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035(j)	13,929,465
2,000,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 7.70% to yield 7.653% due 12/1/2017	1,966,500
20,800,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 7.971% – 10.00% due 12/1/2025	20,224,464
5,000,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 7.60% to yield 7.547% due 12/1/2016	4,929,250
5,000,000	Plaza Metropolitan District No. 1 Subordinate Public Improvement Fee/Tax Increment Supported Revenue Series 2005, 8.125% to yield 9.163% due 12/1/2025	4,442,450
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,662,523
440,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.625% due 12/1/2023	396,176
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,174,620
2,500,000	Reata North Metropolitan District LTD Tax G.O. Series 2007, 5.50% to yield 9.00% due 12/1/2032	1,645,925
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	10,650,496
4,930,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	5,684,734
950,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025(j)(l)	668,933
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035(j)(l)	731,405
951,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	848,064
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(i)(j)	18,132
113,392	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	113,314
287,754	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)(j)	153,808
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)(j)	54,187

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
1,960,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	$938,840
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	674,990
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,249,788
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,421,780
425,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	484,517
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,206,820
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021(b)	3,707,811
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031(j)	6,750,000
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% to yield 7.63% due 12/1/2036	939,055
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013(j)	9,352,013
4,490,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014(j)	3,984,920
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	19,277,184
6,875,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037	5,043,637
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037(j)	5,625,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	399,810
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,122,330
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	1,739,279

	Total Colorado Municipal Bonds (amortized cost $404,624,104)	$368,445,336

Short-Term Municipal Bonds — 38.5%
13,330,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.27% due 12/1/2023 (LOC 6)	$13,330,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — (Continued)
5,330,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.27% due 12/1/2038 (LOC 6)	$5,330,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.27% due 12/1/2038 (LOC 6)	6,510,000
4,935,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	5,044,162
5,580,000	Brighton Crossing Metropolitan District No. 4 Variable Rate Series 2004, 0.65% 12/1/2034 (LOC 7)	5,580,000
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022(b)	2,645,975
27,780,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	5,743,793
10,300,000	Broomfield Urban Renewal Authority Tax Increment Revenue (Broomfield Event Center Project) Series 2005, 0.25%, due 12/1/2030 (LOC 8)	10,300,000
1,180,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 0.30% due 12/1/2024 (LOC 6)	1,180,000
30,850,000	Castle Rock (Town of) Certificates of Participation Series 2008, 0.30% due 9/1/2037 (LOC 1)	30,850,000
11,830,000	Colorado Housing and Finance Authority Multi- Family/Project Class I Adjustable Rate 2008 Series C-3, 0.25% due 10/1/2038 (LOC 3)	11,830,000
6,290,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.25% due 11/1/2034 (LOC 3)	6,290,000
21,250,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.25% due 5/1/2034 (LOC 4)	21,250,000
7,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-3, 0.24% due 5/1/2036 (LOC 5)	7,670,000
6,700,000	Colorado Housing and Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 0.26% due 10/1/2030 (LOC 5)	6,700,000
15,700,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.24% due 11/1/2034 (LOC 3)	15,700,000
8,500,000	Colorado Springs (City of) Variable Rate Demand Utilities System Improvement Revenue Series 2010C, 0.25% due 11/1/2040 (LOC 9)	8,500,000
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Refunding (LTD Tax Convertible to Unlimited Tax) Series 2002, 0.27% due 12/1/2031 (LOC 6)	800,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.27% due 12/1/2028 (LOC 6)	10,450,000
1,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2008, 0.27% due 12/1/2038 (LOC 6)	1,000,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — (Continued)
13,000,000	Cornerstar Metropolitan District Special Revenue Variable Rate Series 2007, 0.65% due 12/1/2037 (LOC 7)	$13,000,000
2,090,000	Cornerstone Metropolitan District No. 2 Subordinate Variable Rate LTD Tax G.O. Refunding Series 2010B, 0.28% due 12/1/2046 (LOC 10)	2,090,000
1,700,000	City and County of Denver Adjustable Rate Economic Development Revenue (The Western Stock Show Association Project) Series 1999, 0.32% due 7/1/2029 (LOC 6)	1,700,000
1,835,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	1,958,716
3,520,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.27% due 12/1/2038 (LOC 6)	3,520,000
3,000,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Series 2011, 0.27% due 12/1/2040 (LOC 6)	3,000,000
6,500,000	Town of Mountain Village Housing Authority Housing Facilities Revenue (Village Court Apartments Project) Series 2000, 0.27% due 11/1/2040 (LOC 6)	6,500,000
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 16.895% due 12/1/2021(b)(h)	1,524,268
4,060,000	Park 70 Metropolitan District G.O. Variable Rate (LTD Tax Convertible to Unlimited Tax) Series 2008, 0.80% due 12/01/2037 (LOC 6)	4,062,720
210,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2011(d)	199,007
30,560,000	Solaris Metropolitan District No. 1 Property Tax Revenue Variable Rate Series 2008, 0.38% due 12/1/2038 (LOC 2)	30,560,000
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,512,640
18,340,000	Timnath Development Authority Variable Rate Tax Increment Revenue Series 2007, 0.65% due 12/1/2029 (LOC 7)	18,340,000
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	2,221,815

	Total Short-Term Municipal Bonds (amortized cost $262,896,163)	$268,893,096

Colorado Capital Appreciation and Zero Coupon Bonds — 6.0%
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	$8,010,240
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	378,628

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
7,470,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010-2031(a)(d)(j)	$2,792,276
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)(j)(l)	8,332,520
3,875,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2012-12/1/2023(d)	2,088,224
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030(d)	7,732,640
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037(d)	3,185,691
9,565,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016(d)	6,987,328
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	2,193,623

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $45,716,426)	$41,701,170

Other Municipal Bonds — 2.4%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 26.57% due 4/1/2037(g)(j)	$4,904,915
608,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	543,309
972,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	727,989
1,535,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 7.75% due 10/1/2012	1,525,345
3,915,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 8.00% due 10/1/2014	3,861,873
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	5,508,700

	Total Other Municipal Bonds (amortized cost $17,949,584)	$17,072,131

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Face Amount		Value

Colorado Taxable Certificates/Notes — 0.3%
2,100,212	777 F High Street LLC, Tax Lien Receipt Certificates, 9.00% due 10/15/2011(j)(m)	$2,100,212
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)(j)	227,347

	Total Colorado Taxable Certificates/Notes (amortized cost $2,327,559)	$2,327,559

Total investments, at value		$698,439,292
Other assets net of liabilities		87,731,808

Net assets	100.0%	$786,171,100

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 2 (c) in the notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2011. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,140,880 and a value of $1,625,762 or less than 1% of net assets, respectively, as of March 31, 2011.

(j)	Securities valued at fair value (see footnote 2(a) in the notes to financial statements).

(k)	See footnote 7 in the notes to financial statements for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see footnote 2(c) in the notes to financial statements).

(m)	Tax lien receipt certificates.

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see footnote 2(d) in the notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. Wells Fargo Bank, N.A.
2. Keybank, N.A.
3. FHLB Topeka
4. Barclays Bank
5. Fannie Mae/Freddie Mac
6. US Bank, N.A.
7. Compass Bank
8. BNP Paribas
9. JPMorgan Chase Bank, N.A.
10. Bank of America, N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Assets and Liabilities
March 31, 2011 (unaudited)

ASSETS
Investments, at value (amortized cost $733,513,836)	$698,439,292
— see accompanying schedule
Cash	20,482,542
Interest receivable	25,236,988
Purchase accrued (note 7)	44,433,991
Receivable for shares of beneficial interest sold	126,231

TOTAL ASSETS	788,719,044

LIABILITIES
Payables and other liabilities:
Dividends payable	1,645,748
Payable for shares of beneficial interest redeemed	416,960
Management fees payable	338,093
Accrued expenses payable	147,143

TOTAL LIABILITIES	2,547,944

NET ASSETS	$786,171,100

COMPOSITION OF NET ASSETS
Paid-in capital	$821,274,369
Accumulated net realized gains (losses)	(28,725)
Net unrealized appreciation (depreciation) of investments	(35,074,544)

NET ASSETS	$786,171,100

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 87,529,190 shares of beneficial interest outstanding at March 31, 2011 unlimited number of no par value shares authorized)	$8.98

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.43

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Operations
For the Six Months Ended March 31, 2011 (unaudited)

INVESTMENT INCOME
Interest	$20,761,166
EXPENSES
Management fees (note 4)	2,054,599
Custodian fees (note 5)	50,215
Legal and auditing fees	91,182
Portfolio pricing fees	9,464
Registration fees	4,368
Shareholders’ reports	48,230
Transfer agency expenses (note 4)	65,970
Trustees’ fees	3,956
Other	33,440

Total expenses	2,361,424
Custody credits (note 5)	(5,827)

Net expenses	2,355,597

NET INVESTMENT INCOME	18,405,569

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments	7,092
Change in net unrealized appreciation (depreciation) on investments	(19,279,384)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(19,272,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(866,723)

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statements of Changes in Net Assets
For the Periods Indicated

	Six Months	Year Ended
	Ended March 31,	September 30,
	2011	2010
	(unaudited)

FROM OPERATIONS:
Net investment income	$18,405,569	$35,982,019
Net realized gains (losses) on investments	7,092	179,847
Change in unrealized appreciation (depreciation) on investments	(19,279,384)	3,922,053

Net increase (decrease) in net assets resulting from operations	(866,723)	40,083,919

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(18,405,569)	(35,982,019)
Net realized gains to shareholders from investment transactions	(24,611)	—

Total distributions to shareholders	(18,430,180)	(35,982,019)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	41,838,276	119,031,144
Reinvested dividends and distributions	11,598,585	22,545,702
Redemption of shares	(97,318,785)	(90,957,561)

Increase in net assets derived from beneficial interest transactions	(43,881,924)	50,619,285

Net increase (decrease) in net assets	(63,178,827)	54,721,185
NET ASSETS:
Beginning of period	849,349,927	794,628,742

End of period	$786,171,100	$849,349,927

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended		For Fiscal Years Ended September 30
For a share outstanding throughout the period	3/31/2011		2010	2009	2008	2007	2006
	(unaudited)

Net Asset Value, beginning of period	$9.19		$9.15	$9.24	$9.51	$9.45	$9.41

Income From Investment Operations
Net investment income(1)	0.20		0.40	0.43	0.49	0.55	0.47
Net gains or (losses) on investments (both realized and unrealized)	(0.21)		0.04	(0.07)	(0.26)	0.05	0.06

Increase from investment operations	(0.01)		0.44	0.36	0.23	0.60	0.53
Less Distributions
Dividends to shareholders from net investment income	(0.20)		(0.40)	(0.44)	(0.48)	(0.54)	(0.47)
Distributions in excess of net investment income	—		—	—	—	—	(0.01)
Distributions from realized capital gains	—		—	(0.01)	(0.02)	—	(0.01)

Total Distributions	(0.20)		(0.40)	(0.45)	(0.50)	(0.54)	(0.49)

Net increase (decrease) in net asset value	(0.21)		0.04	(0.09)	(0.27)	0.06	0.04

Net Asset Value, end of period	$8.98		$9.19	$9.15	$9.24	$9.51	$9.45

Total Return, at Net Asset Value(2)	(0.05	)%+	4.95%	4.02%	2.53%	6.59%*	5.72%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.48	%**	4.37%	4.80%	5.23%	5.78%	4.97%
Total expenses	0.57	%**	0.57%	0.55%	0.57%	0.61%	0.61%
Net expenses	0.57	%**	0.57%	0.55%	0.55%	0.56%	0.57%
Net assets, end of period (000s)	$786,171		$849,349	$794,629	$755,102	$577,654	$440,563

Portfolio turnover rate(3)	3.40	%+	2.73%	7.39%	7.04%	13.75%	5.27%

(1)	Net investment income per share was calculated using an average shares method.
(2)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
*	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.
(3)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the six month period ended March 31, 2011 were $27,144,811 and $15,592,373, respectively.
+	Not Annualized

**	Annualized

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

The preparation of financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which are not readily observable to market participants. The fair value hierarchy gives the highest priority to

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:  Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:  Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:  Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2011:

Quoted Prices in Active	Significant Other	Significant
Markets for Identical	Observable Inputs	Unobservable Inputs	Balance as of
Assets (Level 1)	(Level 2)	(Level 3)	March 31, 2011

—	610,067,098	88,372,194	698,439,292

Level 3, Beginning	Net
Balance	Realized and	Net	Net Transfers In
September 30,	Unrealized Gains	Purchases, Sales	and/or Out of	Balance as of
2010	(Losses)*	and Settlements	Level 3	March 31, 2011

80,772,257	466,971	382,966	6,750,000	88,372,194

Purchase Accrued (note 7)

Purchase Accrued	Net			Purchase Accrued
Beginning Balance	Realized and	Net		Balance as of
September 30,	Unrealized Gains	Purchases, Sales	Net Transfers In	March 31,
2010	(Losses)	and Settlements	and/or Out	2011

44,026,872	—	—	—	44,026,872

*The net gains and losses (both realized and unrealized) were comprised of realized gains of $368,413, realized losses of ($0.00), unrealized gains of $985,277, and unrealized losses of ($886,719).

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

In reference to ASC 820, the category breakdown for March 31, 2011 is depicted as follows:

Categories by revenue source	Level 1	Level 2	Level 3

General Obligation Bonds	—	333,008,049	60,631,729
Revenue	—	86,424,143	938,750
Water and Sewer	—	70,309,469	21,896,800
Housing	—	53,778,503	4,904,915
Sales and Use	—	32,707,072	—
Public Facilities	—	20,227,440	—
Education	—	7,377,140	—
Health Care	—	5,387,218	—
Special Assessment	—	848,064	—
TOTAL	—	610,067,098	88,372,194

From September 30, 2010 to March 31, 2011, there were no Level 1 securities.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

(b)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

The Fund has adopted ASC 740 for income tax purposes. ASC 740 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current period. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years, 2007 — 2010 as defined by statute of limitations, for all major jurisdictions, including federal and certain state tax authorities. As of March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

(c)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $18,538,009 and such bonds have a value of $4,122,991 or less than 1% of net assets, as of March 31, 2011. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into three forbearance agreements under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. The face amount of bonds for which the Fund has entered into forbearance agreements total $16,085,000 and have a value of $9,732,858 or 1.24% of net assets, as of March 31, 2011. These securities have been identified in the accompanying Schedule of Investments.

(d)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated $27,144,811 and $15,592,373, respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly).

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days’) notice, accordingly the Fund treats these obligations as short-term holdings. On March 31, 2011, the interest rates paid on these obligations ranged from 0.24%-0.80%.

(e)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(f)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchases commitments. The Fund did not have any when-issued securities at March 31, 2011.

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	2011		2010
	Shares	Amount	Shares	Amount

Shares sold	4,627,395	$41,838,276	13,088,776	$119,031,144
Dividends reinvested	1,282,974	11,598,585	2,473,451	22,545,702

	5,910,369	53,436,861	15,562,227	141,576,846
Shares redeemed	(10,797,578)	(97,318,785)	(10,009,299)	(90,957,561)

Net increase (decrease) in shares outstanding	(4,887,209)	$(43,881,924)	5,552,928	$50,619,285

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2011. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Traveler’s Insurance Company and all the commissions referred to above were paid by Travelers. Allen Insurance received no compensation directly from the assets of the Fund.

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $5,827 for the six month period ended March 31, 2011.

(6)	Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.1% of the March 31, 2011 balance of $44,433,991). Approximately $18,958,431 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $14,120,938 and is included in interest receivable on the Statement of Assets and Liabilities. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(8)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Officers and Trustees of the Fund (unaudited)

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed.

Non-Interested Trustees

	Position held with the Fund and Length	Principal Occupation	Other Directorships
Name, Address and Age	of Time Served	During the Past Five Years:	Held By Director

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 60	Trustee since July 2002	Mr. Ely is currently a Regional Director in Colorado for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 67	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of Community National Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*
George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 64	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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ITEM 2. CODE OF ETHICS.
Not required in this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.
(b) Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1)	Not applicable (See Item 2(f)(3) of this report).

(a)(2)(i)

(99.302)	Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302)	Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3)	Not applicable.

(b)

(99.906)	Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund
/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 7, 2011